UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00032
American Funds Fundamental Investors
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class A
| ANCFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 65	0.58%
Management's discussion of fund performance
The fund’s Class A shares gained 23.04% for the year ended
December
31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total ret
ur
ns
	1 year	5 years	10 years
Fundamental Investors — Class A (with sales charge) *	15.97%	11.36%	11.35%
Fundamental Investors — Class A (without sales charge) *	23.04%	12.68%	12.01%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class C
| AFICX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.33%
Management's discussion of fund performance
The fund’s Class C shares gained 22.13% for the year ended December 31, 2024. That result comp are
s with a
25.02
% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were als
o pos
itive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class C (with sales charge) *	21.13%	11.85%	11.32%
Fundamental Investors — Class C (without sales charge) *	22.13%	11.85%	11.32%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, an
d therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
MS
CI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder woul
d pa
y on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholde rs
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 da
ys of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class T
| TFFFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 invest
men
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 37	0.33%
Management's discussion of fund performance
The fund’s Class T shares gained 23.36% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends an
d capita
l gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class T (with sales charge) 2	20.27%	12.40%	12.53%
Fundamental Investors — Class T (without sales charge) 2	23.36%	12.97%	12.89%
S&P 500 Index 3	25.02%	14.53%	14.51%
MSCI World Index 3	18.67%	11.17%	11.28%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LL
C
and MSCI.
The fund’s past performance is not a predictor of its future performance.
Th
e line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days o
f receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-1
| AFIFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 71	0.64%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.99% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the
U.
S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital g
ains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-1 *	22.99%	12.63%	11.94%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC a
n
d MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to sha rehol
ders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-2
| FINFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(ba
sed on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 42	0.38%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.30% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends
and
capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class F-2 *	23.30%	12.93%	12.24%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class F-3
| FUNFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 31	0.28%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.44% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class F-3 2	23.44%	13.05%	13.01%
S&P 500 Index 3	25.02%	14.53%	14.58%
MSCI World Index 3	18.67%	11.17%	11.39%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-A
| CFNAX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 69	0.62%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.98% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-A (with sales charge) *	18.68%	11.84%	11.54%
Fundamental Investors — Class 529-A (without sales charge) *	22.98%	12.64%	11.94%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documen ts not
be householded, please contact
Ca
pital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-C
| CFNCX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 153	1.38%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 22.07% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-C (with sales charge) *	21.07%	11.79%	11.51%
Fundamental Investors — Class 529-C (without sales charge) *	22.07%	11.79%	11.51%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and the re
fore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones I ndic
es LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional infor
ma
tion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-E
| CFNEX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 96	0.86%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.70% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-E *	22.70%	12.38%	11.68%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-T
| TIIIX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 44	0.39%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.29% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class 529-T (with sales charge) 2	20.20%	12.33%	12.46%
Fundamental Investors — Class 529-T (without sales charge) 2	23.29%	12.90%	12.83%
S&P 500 Index 3	25.02%	14.53%	14.51%
MSCI World Index 3	18.67%	11.17%	11.28%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-1
| CFNFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 50	0.45%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.21% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class 529-F-1 *	23.21%	12.86%	12.17%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-2
| FFXFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.31% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Fundamental Investors — Class 529-F-2 2	23.31%	16.10%
S&P 500 Index 3	25.02%	16.89%
MSCI World Index 3	18.67%	13.92%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class 529-F-3
| FEEFX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.33%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.34% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Fundamental Investors — Class 529-F-3 2	23.34%	16.15%
S&P 500 Index 3	25.02%	16.89%
MSCI World Index 3	18.67%	13.92%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-1
| RFNAX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 151	1.36%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.08% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-1 *	22.08%	11.81%	11.13%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2
| RFNBX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 151	1.36%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.09% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2 *	22.09%	11.82%	11.14%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-2E
| RFEBX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 119	1.07%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.44% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-2E *	22.44%	12.14%	11.49%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have
been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-3
| RFNCX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 102	0.92%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.63% for the year ended December 31, 2024.
That
result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-3 *	22.63%	12.31%	11.63%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-4
| RFNEX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 69	0.62%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.98% for the year ended December 31,
2024
. That result
compares
with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-4 *	22.98%	12.65%	11.96%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5E
| RFNHX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 47	0.42%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.23% for the year ended
December
31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Fundamental Investors — Class R-5E 2	23.23%	12.87%	12.77%
S&P 500 Index 3	25.02%	14.53%	14.05%
MSCI World Index 3	18.67%	11.17%	10.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-5
| RFNFX
for the year ended December 31,
2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 36	0.32%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.35% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Fundamental Investors — Class R-5 *	23.35%	12.99%	12.30%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-010-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Fundamental Investors
®
Class R-6
| RFNGX
for the year ended December 31, 2024
This annual shareholder report contains important information about Fundamental Investors (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 31	0.28%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.44% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for
additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year, U.S. economic growth remained solid. This was driven by strong consumer spending despite high interest rates, a slowing labor market and uncertainties around the presidential election. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, due in part to federal grants. U.S. exports remained flat over the past year while imports increased.
Overall, most sectors added to the fund’s positive returns, with information technology, communication services and financials being particularly additive on an absolute basis. Industrials, utilities and consumer discretionary shares were also positive, though below the portfolio’s overall return. From a geographic perspective, shares of companies based in emerging markets and the U.S. contributed to positive absolute returns. Conversely, holdings in the materials, health care and consumer discretionary sectors saw negative returns, as did investments in France, Canada and Denmark.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
Fundamental Investors — Class R-6 *	23.44%	13.04%	12.36%
S&P 500 Index †	25.02%	14.53%	13.10%
MSCI World Index †	18.67%	11.17%	9.95%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 140,802
Total number of portfolio holdings	233
Total advisory fees paid (in millions)	$ 325
Portfolio turnover rate	28%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-010-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Joseph J. Bonner, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	221,000	26,000	22,000	None
December 31, 2023	3,000	18,000	16,000	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	2,151,000	None	11,000
December 31, 2023	Not Applicable	1,979,000	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	2,209,000
December 31, 2023	2,012,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fundamental Investors®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. MFGEFP4-010-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024

Common stocks 98.24%		Shares	Value (000)
Information technology 27.26%
	Broadcom, Inc.	50,086,809	$11,612,126
	Microsoft Corp.	18,764,953	7,909,428
	Taiwan Semiconductor Manufacturing Co., Ltd.	65,832,000	2,149,646
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	6,159,802	1,216,499
	NVIDIA Corp.	22,292,321	2,993,636
	Apple, Inc.	9,585,885	2,400,497
	Micron Technology, Inc.	17,640,865	1,484,655
	Salesforce, Inc.	3,652,247	1,221,056
	MicroStrategy, Inc., Class A1	4,067,471	1,178,021
	Shopify, Inc., Class A, subordinate voting shares[1]	10,794,831	1,147,814
	SK hynix, Inc.	7,384,173	837,898
	Applied Materials, Inc.	4,540,509	738,423
	ASML Holding NV (ADR)	611,004	423,475
	ASML Holding NV	406,346	285,776
	ServiceNow, Inc.[1]	336,170	356,381
	Keysight Technologies, Inc.[1]	2,186,994	351,297
	Dell Technologies, Inc., Class C	2,955,691	340,614
	Cloudflare, Inc., Class A1	3,063,607	329,889
	KLA Corp.	502,738	316,785
	SAP SE	1,289,046	315,472
	Motorola Solutions, Inc.	648,470	299,742
	Roper Technologies, Inc.	378,393	196,708
	Procore Technologies, Inc.[1]	1,772,154	132,787
	CDW Corp.	599,510	104,339
	Crane NXT, Co.	765,604	44,573
			38,387,537

Industrials 13.22%
	TransDigm Group, Inc.[2]	2,825,194	3,580,312
	General Electric Co.	5,998,717	1,000,526
	Carrier Global Corp.	14,456,879	986,827
	GE Vernova, Inc.	2,850,148	937,499
	ITT, Inc.[2]	5,551,335	793,175
	RTX Corp.	6,237,423	721,795
	Dayforce, Inc.[1,2]	9,611,834	698,204
	United Rentals, Inc.	957,035	674,174
	Ryanair Holdings PLC (ADR)	14,911,110	649,975
	Ingersoll-Rand, Inc.	7,134,334	645,372
	Boeing Co. (The)[1]	3,578,681	633,427
	Regal Rexnord Corp.[2]	4,064,855	630,581
	Quanta Services, Inc.	1,844,771	583,040
	Airbus SE, non-registered shares	3,655,846	582,675
	United Airlines Holdings, Inc.[1]	4,699,829	456,353
	Rolls-Royce Holdings PLC[1]	59,760,655	425,193
	Honeywell International, Inc.	1,810,000	408,861
	Northrop Grumman Corp.	716,459	336,227
	Paychex, Inc.	2,379,846	333,702
	Union Pacific Corp.	1,434,191	327,053
	XPO, Inc.[1]	2,464,500	323,219
	Equifax, Inc.	1,229,057	313,225
	Schneider Electric SE	1,200,000	296,636
	Waste Connections, Inc.	1,650,638	283,216
	Lifco AB, Class B	8,992,645	260,557
	AMETEK, Inc.	1,194,052	215,240
	Caterpillar, Inc.	543,777	197,261
	Comfort Systems USA, Inc.	408,032	173,030
	Deere & Co.	399,673	169,341
	Eaton Corp. PLC	505,087	167,623
	Safran SA	713,020	155,757
	Crane Co.	1,019,956	154,778
	FedEx Corp.	484,357	136,264
	Lennox International, Inc.	174,783	106,495

1	Fundamental Investors

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Dun & Bradstreet Holdings, Inc.	8,403,539	$104,708
	SS&C Technologies Holdings, Inc.	1,132,289	85,805
	Waste Management, Inc.	313,868	63,335
			18,611,461

Financials 13.19%
	Visa, Inc., Class A	6,500,628	2,054,458
	Apollo Asset Management, Inc.	10,916,807	1,803,020
	Fiserv, Inc.[1]	6,525,890	1,340,548
	JPMorgan Chase & Co.	4,324,666	1,036,666
	Blackstone, Inc.	5,953,165	1,026,445
	Mastercard, Inc., Class A	1,643,490	865,412
	Truist Financial Corp.	17,169,020	744,792
	Brookfield Corp., Class A	11,303,707	649,398
	Aon PLC, Class A	1,714,929	615,934
	HDFC Bank, Ltd.	17,153,952	354,825
	HDFC Bank, Ltd. (ADR)	4,040,757	258,043
	Blue Owl Capital, Inc., Class A	25,752,260	598,998
	KKR & Co., Inc.	3,934,130	581,897
	Goldman Sachs Group, Inc.	928,395	531,618
	Marsh & McLennan Companies, Inc.	2,459,165	522,351
	Ares Management Corp., Class A	2,887,432	511,162
	Discover Financial Services	2,657,252	460,316
	Intercontinental Exchange, Inc.	2,985,808	444,915
	Synchrony Financial	6,664,642	433,202
	Arthur J. Gallagher & Co.	1,493,770	424,007
	OneMain Holdings, Inc.[2]	7,780,816	405,614
	Progressive Corp.	1,576,955	377,854
	RenaissanceRe Holdings, Ltd.	1,450,005	360,776
	Citigroup, Inc.	4,150,538	292,156
	Bank of America Corp.	6,606,885	290,373
	BlackRock, Inc.	273,206	280,066
	Wells Fargo & Co.	3,339,567	234,571
	Brown & Brown, Inc.	1,750,000	178,535
	Citizens Financial Group, Inc.	3,954,728	173,059
	CME Group, Inc., Class A	741,309	172,154
	Chubb, Ltd.	609,473	168,397
	Arch Capital Group, Ltd.	1,128,438	104,211
	Morgan Stanley	685,064	86,126
	Edenred SA	2,185,976	71,411
	Fidelity National Information Services, Inc.	772,080	62,361
	Charles Schwab Corp. (The)	478,026	35,379
	Checkout Payments Group, Ltd., Class B1,3,4	159,760	13,733
	Capital One Financial Corp.	51,300	9,148
			18,573,931

Health care 10.42%
	UnitedHealth Group, Inc.	4,432,875	2,242,414
	Eli Lilly and Co.	2,550,820	1,969,233
	Novo Nordisk AS, Class B	17,492,729	1,505,551
	Thermo Fisher Scientific, Inc.	1,661,984	864,614
	Vertex Pharmaceuticals, Inc.[1]	1,787,580	719,858
	AstraZeneca PLC	4,961,350	645,841
	Bristol-Myers Squibb Co.	10,310,442	583,159
	Regeneron Pharmaceuticals, Inc.[1]	762,249	542,973
	Abbott Laboratories	4,633,813	524,131
	Amgen, Inc.	1,990,292	518,750
	Molina Healthcare, Inc.[1]	1,737,327	505,649
	Centene Corp.[1]	8,055,419	487,997
	Alnylam Pharmaceuticals, Inc.[1]	1,882,997	443,088
	Illumina, Inc.[1]	2,949,396	394,128
	Danaher Corp.	1,109,447	254,674
	CVS Health Corp.	5,238,032	235,135
	Jazz Pharmaceuticals PLC[1]	1,900,000	233,985
	Gilead Sciences, Inc.	2,443,562	225,712
	Mettler-Toledo International, Inc.[1]	164,465	201,252
	Elevance Health, Inc.	503,334	185,680
	EssilorLuxottica SA	740,953	180,051

Fundamental Investors	2

Common stocks (continued)		Shares	Value (000)
Health care (continued)
	Johnson & Johnson	1,216,962	$175,997
	Cooper Companies, Inc.[1]	1,849,922	170,063
	AbbVie, Inc.	817,404	145,253
	Medpace Holdings, Inc.[1]	432,367	143,645
	Exact Sciences Corp.[1]	2,500,000	140,475
	Sarepta Therapeutics, Inc.[1]	1,071,372	130,268
	Rede D’Or Sao Luiz SA	27,494,218	113,089
	Boston Scientific Corp.[1]	1,164,958	104,054
	agilon health, Inc.[1,2]	22,373,450	42,510
	McKesson Corp.	68,211	38,874
			14,668,103

Consumer discretionary 9.79%
	Amazon.com, Inc.[1]	22,485,360	4,933,063
	Restaurant Brands International, Inc.	13,889,769	905,335
	MercadoLibre, Inc.[1]	486,150	826,669
	Booking Holdings, Inc.	152,477	757,570
	Royal Caribbean Cruises, Ltd.	3,028,526	698,651
	Starbucks Corp.	7,298,173	665,958
	Coupang, Inc., Class A1	29,872,528	656,598
	Home Depot, Inc.	1,504,911	585,395
	Evolution AB	5,001,983	383,934
	Norwegian Cruise Line Holdings, Ltd.[1]	12,569,745	323,420
	Amadeus IT Group SA, Class A, non-registered shares	4,501,541	316,671
	Chipotle Mexican Grill, Inc.[1]	5,114,653	308,414
	Hilton Worldwide Holdings, Inc.	1,188,384	293,721
	YUM! Brands, Inc.	2,173,959	291,658
	Flutter Entertainment PLC[1]	1,069,230	276,342
	Tesla, Inc.[1]	601,844	243,049
	NIKE, Inc., Class B	3,007,100	227,547
	D.R. Horton, Inc.	1,504,516	210,361
	Darden Restaurants, Inc.	992,025	185,201
	Burlington Stores, Inc.[1]	544,511	155,218
	Caesars Entertainment, Inc.[1]	3,998,587	133,633
	LVMH Moët Hennessy-Louis Vuitton SE	132,499	86,640
	General Motors Co.	1,491,677	79,462
	B&M European Value Retail SA	16,103,562	73,971
	Domino’s Pizza, Inc.	139,681	58,632
	Tractor Supply Co.	925,680	49,117
	Mattel, Inc.[1]	1,758,895	31,185
	Ferrari NV (EUR denominated)	58,434	25,071
			13,782,486

Communication services 7.85%
	Alphabet, Inc., Class C	20,410,235	3,886,925
	Alphabet, Inc., Class A	2,670,035	505,438
	Meta Platforms, Inc., Class A	6,577,712	3,851,316
	Netflix, Inc.[1]	828,607	738,554
	Publicis Groupe SA	5,814,524	615,995
	Comcast Corp., Class A	12,962,819	486,495
	Charter Communications, Inc., Class A1	1,131,129	387,717
	Warner Music Group Corp., Class A	6,641,490	205,886
	Electronic Arts, Inc.	968,670	141,716
	Take-Two Interactive Software, Inc.[1]	722,759	133,046
	T-Mobile US, Inc.	449,016	99,111
			11,052,199

Consumer staples 6.83%
	Philip Morris International, Inc.	37,295,645	4,488,531
	British American Tobacco PLC	31,965,790	1,159,139
	British American Tobacco PLC (ADR)	550,310	19,987
	Performance Food Group Co.[1,2]	10,042,012	849,052
	Altria Group, Inc.	10,396,813	543,649
	Nestlé SA	5,779,799	473,941
	Keurig Dr Pepper, Inc.	14,651,240	470,598
	Bunge Global SA	3,736,320	290,536
	Church & Dwight Co., Inc.	2,553,711	267,399
	Imperial Brands PLC	6,527,756	208,598

3	Fundamental Investors

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Constellation Brands, Inc., Class A	719,158	$158,934
	Hershey Co.	860,936	145,800
	Procter & Gamble Co.	863,653	144,792
	Dollar Tree Stores, Inc.[1]	1,795,031	134,520
	Mondelez International, Inc., Class A	1,916,263	114,458
	Monster Beverage Corp.[1]	1,245,978	65,489
	Danone SA	698,585	47,004
	Dollar General Corp.	484,215	36,713
			9,619,140

Energy 3.12%
	Canadian Natural Resources, Ltd. (CAD denominated)	36,984,162	1,141,853
	EOG Resources, Inc.	6,063,089	743,213
	Cenovus Energy, Inc. (CAD denominated)	39,847,015	604,032
	ConocoPhillips	4,982,266	494,091
	Exxon Mobil Corp.	4,027,978	433,290
	Schlumberger NV	7,039,899	269,910
	EQT Corp.	5,352,328	246,796
	Chevron Corp.	1,308,883	189,579
	Halliburton Co.	5,303,900	144,213
	TotalEnergies SE	1,255,692	69,777
	TC Energy Corp. (CAD denominated)[5]	1,118,234	52,114
			4,388,868

Materials 2.56%
	Linde PLC	1,423,105	595,811
	Wheaton Precious Metals Corp.	9,599,667	539,885
	Grupo México, SAB de CV, Series B	106,915,100	507,271
	Glencore PLC	79,989,485	351,704
	Freeport-McMoRan, Inc.	6,848,259	260,782
	Royal Gold, Inc.	1,803,498	237,791
	LyondellBasell Industries NV	2,659,222	197,500
	First Quantum Minerals, Ltd.[1]	12,420,399	160,110
	Vale SA, ordinary nominative shares	17,717,000	156,580
	Lundin Mining Corp.	17,999,907	154,899
	Westlake Corp.	1,271,539	145,782
	Barrick Gold Corp.	7,275,170	112,765
	Celanese Corp.	1,354,942	93,776
	Mosaic Co.	3,412,300	83,874
			3,598,530

Utilities 2.52%
	Constellation Energy Corp.	4,626,433	1,034,980
	FirstEnergy Corp.	20,635,816	820,893
	PG&E Corp.	19,403,587	391,564
	CenterPoint Energy, Inc.	12,253,505	388,804
	Brookfield Infrastructure Partners, LP	7,000,000	222,449
	Southern Co. (The)	2,668,351	219,659
	Edison International	2,685,908	214,443
	Vistra Corp.	993,600	136,988
	NiSource Inc.	3,210,000	117,999
			3,547,779

Real estate 1.48%
	Welltower, Inc. REIT	5,539,102	698,093
	Extra Space Storage, Inc. REIT	3,134,149	468,869
	VICI Properties, Inc. REIT	10,064,102	293,973
	Rexford Industrial Realty, Inc. REIT	5,818,242	224,933
	Mid-America Apartment Communities, Inc. REIT	1,205,887	186,394
	Alexandria Real Estate Equities, Inc. REIT	1,612,500	157,299
	Crown Castle, Inc. REIT	681,443	61,848
			2,091,409
	Total common stocks (cost: $73,529,276,000)		138,321,443

Fundamental Investors	4

Convertible stocks 0.06%	Shares	Value (000)
Industrials 0.06%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	1,381,000	$84,089
Total convertible stocks (cost: $69,050,000)		84,089
Short-term securities 1.68%
Money market investments 1.65%
Capital Group Central Cash Fund 4.50%[2,6]	23,201,291	2,320,593

Money market investments purchased with collateral from securities on loan 0.03%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[6,7]	49,145,292	49,145
Total short-term securities (cost: $2,369,281,000)		2,369,738
Total investment securities 99.98% (cost: $75,967,607,000)		140,775,270
Other assets less liabilities 0.02%		26,653
Net assets 100.00%		$140,801,923
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 4.97%
Industrials 4.05%
TransDigm Group, Inc.	$2,365,004	$578,961	$118,336	$4,727	$749,956	$3,580,312	$96,987
ITT, Inc.	663,488	—	1,192	413	130,466	793,175	7,086
Dayforce, Inc.[1,8]	436,832	205,565	855	179	56,483	698,204	—
Regal Rexnord Corp.	587,426	48,958	42,079	2,178	34,098	630,581	5,895
						5,702,272
Financials 0.29%
OneMain Holdings, Inc.	340,119	43,513	617	36	22,563	405,614	32,070
Health care 0.03%
agilon health, Inc. [1]	179,784	53,341	179	(100)	(190,336)	42,510	—
Consumer discretionary 0.00%
Trainline PLC [1,9]	127,577	—	129,978	(11,622)	14,023	—	—
Consumer staples 0.60%
Performance Food Group Co. [1]	695,561	—	1,180	286	154,385	849,052	—
Materials 0.00%
Mosaic Co. [10]	585,581	—	390,442	(264,099)	152,834	—	5,334
Utilities 0.00%
AES Corp. [9]	719,867	96,951	632,886	(58,449)	(125,483)	—	15,321
Total common stocks						6,999,448
Convertible stocks 0.00%
Utilities 0.00%
AES Corp., convertible preferred units, 6.875% 2/15/2024 [9]	48,695	—	63,988	(17)	15,310	—	1,099
Short-term securities 1.65%
Money market investments 1.65%
Capital Group Central Cash Fund 4.50% [6]	2,550,860	17,523,229	17,754,405	324	585	2,320,593	189,295

5	Fundamental Investors

Investments in affiliates2 (continued)

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50% [6]	$18,867		$18,867 [11]			$—	$— [12]
Total short-term securities						2,320,593
Total 6.62%				$(326,144)	$1,014,884	$9,320,041	$353,087
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Checkout Payments Group, Ltd., Class B1,3	1/11/2022	$49,613	$13,733	.01%

[1]	Security did not produce income during the last 12 months.
[2]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $13,733,000, which represented .01% of the net assets of the fund.

[5]
All or a portion of this security was on loan. The total value of all such securities was $51,996,000, which represented .04% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	This security changed its name during the reporting period.
[9]	Affiliated issuer during the reporting period but no longer held at 12/31/2024.
[10]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2024. Refer to the investment portfolio for the security value at 12/31/2024.
[11]	Represents net activity. Refer to Note 5 for more information on securities lending.
[12]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Fundamental Investors	6

Financial statements
Statement of assets and liabilities at December 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value (includes $51,996 of investment securities on loan):
Unaffiliated issuers (cost: $69,335,203)	$131,455,229
Affiliated issuers (cost: $6,632,404)	9,320,041	$140,775,270
Cash		4,348
Cash denominated in currencies other than U.S. dollars (cost: $8,681)		8,681
Cash collateral received for securities on loan		5,461
Receivables for:
Sales of investments	24,133
Sales of fund’s shares	76,530
Dividends and interest	193,519
Securities lending income	13
Other	8	294,203
		141,087,963
Liabilities:
Collateral for securities on loan		54,606
Payables for:
Purchases of investments	27,004
Repurchases of fund’s shares	123,165
Investment advisory services	29,131
Services provided by related parties	26,434
Trustees’ deferred compensation	5,340
Non-U.S. taxes	18,546
Other	1,814	231,434
Net assets at December 31, 2024		$140,801,923
Net assets consist of:
Capital paid in on shares of beneficial interest		$72,737,382
Total distributable earnings (accumulated loss)		68,064,541
Net assets at December 31, 2024		$140,801,923
Refer to the notes to financial statements.

7	Fundamental Investors

Financial statements (continued)
Statement of assets and liabilities at December 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,745,027 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$75,089,611	930,244	$80.72
Class C	1,182,615	14,748	80.19
Class T	14	— *	80.68
Class F-1	1,964,886	24,358	80.67
Class F-2	14,118,854	175,045	80.66
Class F-3	10,244,907	127,018	80.66
Class 529-A	4,146,406	51,494	80.52
Class 529-C	76,004	941	80.75
Class 529-E	105,839	1,316	80.44
Class 529-T	25	— *	80.68
Class 529-F-1	18	— *	80.41
Class 529-F-2	451,278	5,592	80.70
Class 529-F-3	19	— *	80.70
Class R-1	95,995	1,197	80.17
Class R-2	730,148	9,125	80.02
Class R-2E	97,523	1,218	80.10
Class R-3	1,624,678	20,198	80.44
Class R-4	1,395,302	17,341	80.46
Class R-5E	286,265	3,557	80.48
Class R-5	809,970	10,025	80.80
Class R-6	28,381,566	351,610	80.72
*
Amount less than one thousand.
Refer to the notes to financial statements.

Fundamental Investors	8

Financial statements (continued)
Statement of operations for the year ended December 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $48,859; also includes $353,087 from affiliates)	$2,212,939
Interest from unaffiliated issuers (net of non-U.S. taxes of $9)	4,148
Securities lending income (net of fees)	652	$2,217,739
Fees and expenses*:
Investment advisory services	324,553
Distribution services	222,789
Transfer agent services	73,632
Administrative services	40,907
529 plan services	2,540
Reports to shareholders	2,133
Registration statement and prospectus	1,287
Trustees’ compensation	1,698
Auditing and legal	363
Custodian	3,274
Other	217	673,393
Net investment income		1,544,346
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $4,859):
Unaffiliated issuers	13,618,624
Affiliated issuers	(326,144)
In-kind redemptions	130,714
Currency transactions	(5,448)	13,417,746
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $12,550):
Unaffiliated issuers	12,008,950
Affiliated issuers	1,014,884
Currency translations	(2,935)	13,020,899
Net realized gain (loss) and unrealized appreciation (depreciation)		26,438,645
Net increase (decrease) in net assets resulting from operations		$27,982,991
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Year ended December 31,
	2024	2023

Operations:
Net investment income	$1,544,346	$1,526,250
Net realized gain (loss)	13,417,746	5,827,777
Net unrealized appreciation (depreciation)	13,020,899	19,127,499
Net increase (decrease) in net assets resulting from operations	27,982,991	26,481,526
Distributions paid to shareholders	(11,902,330)	(7,133,843)
Net capital share transactions	(323,253)	635,189
Total increase (decrease) in net assets	15,757,408	19,982,872
Net assets:
Beginning of year	125,044,515	105,061,643
End of year	$140,801,923	$125,044,515
Refer to the notes to financial statements.

9	Fundamental Investors

Notes to financial statements
1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the

Fundamental Investors	10

securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

11	Fundamental Investors

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$34,798,745	$3,588,792	$—	$38,387,537
Industrials	16,890,643	1,720,818	—	18,611,461
Financials	18,133,962	426,236	13,733	18,573,931
Health care	12,223,571	2,444,532	—	14,668,103
Consumer discretionary	12,896,199	886,287	—	13,782,486
Communication services	10,436,204	615,995	—	11,052,199
Consumer staples	7,730,458	1,888,682	—	9,619,140
Energy	4,319,091	69,777	—	4,388,868
Materials	3,090,246	508,284	—	3,598,530
Utilities	3,547,779	—	—	3,547,779
Real estate	2,091,409	—	—	2,091,409
Convertible stocks	84,089	—	—	84,089
Short-term securities	2,369,738	—	—	2,369,738
Total	$128,612,134	$12,149,403	$13,733	$140,775,270

Fundamental Investors	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

13	Fundamental Investors

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2024, the total value of securities on loan was $51,996,000, and the total value of collateral received was $54,606,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, the fund recognized $4,292,000 in EU reclaims (net of $240,000 in fees and the effect of realized gain or loss from currency translations) and $2,270,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Fundamental Investors	14

During the year ended December 31, 2024, the fund reclassified $874,554,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of December 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$174,851
Undistributed long-term capital gains	3,223,014
Gross unrealized appreciation on investments	66,415,139
Gross unrealized depreciation on investments	(1,730,150)
Net unrealized appreciation (depreciation) on investments	64,684,989
Cost of investments	76,090,281
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$813,111	$5,478,121	$6,291,232	$749,074	$2,933,275	$3,682,349
Class C	4,182	86,771	90,953	5,603	54,568	60,171
Class T	— *	1	1	— *	— *	— *
Class F-1	20,420	143,973	164,393	20,566	82,674	103,240
Class F-2	180,514	1,033,288	1,213,802	165,807	554,395	720,202
Class F-3	140,321	748,185	888,506	128,278	397,920	526,198
Class 529-A	43,284	301,576	344,860	40,093	162,206	202,299
Class 529-C	225	5,543	5,768	318	3,705	4,023
Class 529-E	876	7,737	8,613	866	4,335	5,201
Class 529-T	— *	2	2	— *	1	1
Class 529-F-1	— *	1	1	— *	1	1
Class 529-F-2	5,564	32,349	37,913	4,573	15,497	20,070
Class 529-F-3	— *	1	1	— *	1	1
Class R-1	320	7,113	7,433	433	4,289	4,722
Class R-2	2,485	53,407	55,892	3,050	30,078	33,128
Class R-2E	602	7,141	7,743	605	3,786	4,391
Class R-3	12,474	118,887	131,361	13,021	68,033	81,054
Class R-4	15,007	102,326	117,333	15,406	60,779	76,185
Class R-5E	3,425	20,735	24,160	4,343	11,604	15,947
Class R-5	11,015	59,416	70,431	11,134	34,303	45,437
Class R-6	392,934	2,048,998	2,441,932	371,769	1,177,454	1,549,223
Total	$1,646,759	$10,255,571	$11,902,330	$1,534,939	$5,598,904	$7,133,843
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.227% on such assets in excess of $144 billion. For the year ended December 31, 2024, the investment advisory services fees were $324,553,000, which were equivalent to an annualized rate of 0.238% of average daily net assets.

15	Fundamental Investors

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2024, the 529 plan services fees were $2,540,000, which were equivalent to 0.055% of the average daily net assets of each 529 share class.

Fundamental Investors	16

For the year ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$176,990	$46,289	$21,729	Not applicable
Class C	12,037	778	363	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	4,811	2,365	583	Not applicable
Class F-2	Not applicable	13,972	4,077	Not applicable
Class F-3	Not applicable	98	2,932	Not applicable
Class 529-A	9,179	2,388	1,195	$2,209
Class 529-C	792	49	24	45
Class 529-E	521	34	31	58
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	172	124	228
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	979	89	30	Not applicable
Class R-2	5,342	2,407	214	Not applicable
Class R-2E	558	184	28	Not applicable
Class R-3	8,053	2,358	483	Not applicable
Class R-4	3,527	1,382	423	Not applicable
Class R-5E	Not applicable	383	78	Not applicable
Class R-5	Not applicable	404	242	Not applicable
Class R-6	Not applicable	280	8,351	Not applicable

Total class-specific expenses	$222,789	$73,632	$40,907	$2,540
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,698,000 in the fund’s statement of operations reflects $435,000 in current fees (either paid in cash or deferred) and a net increase of $1,263,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $2,346,474,000 and $2,385,501,000, respectively, which generated $483,993,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2024.

17	Fundamental Investors

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class A	$3,080,315	38,295	$6,184,484	76,395	$(8,086,778)	(100,043)	$1,178,021	14,647
Class C	130,782	1,636	90,764	1,128	(385,927)	(4,845)	(164,381)	(2,081)
Class T	—	—	—	—	—	—	—	—
Class F-1	67,430	834	163,282	2,018	(324,798)	(4,057)	(94,086)	(1,205)
Class F-2	2,485,421	30,876	1,178,818	14,576	(3,488,606)	(43,390)	175,633	2,062
Class F-3	1,527,634	18,861	882,652	10,915	(2,130,950)	(26,463)	279,336	3,313
Class 529-A	296,619	3,689	344,758	4,269	(565,602)	(7,037)	75,775	921
Class 529-C	16,000	199	5,766	71	(36,575)	(455)	(14,809)	(185)
Class 529-E	7,632	97	8,612	107	(19,001)	(235)	(2,757)	(31)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	82,837	1,032	37,902	468	(68,726)	(853)	52,013	647
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	8,708	109	7,418	92	(26,328)	(328)	(10,202)	(127)
Class R-2	92,085	1,155	55,879	696	(167,629)	(2,107)	(19,665)	(256)
Class R-2E	14,647	185	7,743	96	(20,016)	(253)	2,374	28
Class R-3	192,671	2,411	131,151	1,626	(392,023)	(4,879)	(68,201)	(842)
Class R-4	147,394	1,848	117,307	1,454	(377,708)	(4,700)	(113,007)	(1,398)
Class R-5E	54,091	675	24,159	299	(43,418)	(541)	34,832	433
Class R-5	63,469	785	70,364	869	(172,869)	(2,145)	(39,036)	(491)
Class R-6	1,880,068	23,315	2,433,339	30,071	(5,908,505)	(73,648)	(1,595,098)	(20,262)
Total net increase (decrease)	$10,147,803	126,002	$11,744,403	145,150	$(22,215,459)	(275,979)	$(323,253)	(4,827)
Refer to the end of the table for footnotes.

Fundamental Investors	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$2,352,864	35,502	$3,622,370	52,461	$(6,093,832)	(92,064)	$(118,598)	(4,101)
Class C	102,307	1,557	60,033	870	(346,076)	(5,289)	(183,736)	(2,862)
Class T	—	—	—	—	—	—	—	—
Class F-1	56,829	854	102,555	1,486	(264,720)	(4,003)	(105,336)	(1,663)
Class F-2	1,760,758	26,605	700,231	10,162	(2,356,219)	(35,581)	104,770	1,186
Class F-3	979,739	14,886	523,991	7,612	(1,656,758)	(25,112)	(153,028)	(2,614)
Class 529-A	238,883	3,617	202,246	2,935	(458,354)	(6,894)	(17,225)	(342)
Class 529-C	14,734	223	4,021	58	(38,733)	(586)	(19,978)	(305)
Class 529-E	8,015	122	5,200	76	(14,598)	(220)	(1,383)	(22)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	63,473	959	20,067	291	(46,616)	(700)	36,924	550
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class R-1	10,704	163	4,702	69	(20,760)	(315)	(5,354)	(83)
Class R-2	82,734	1,265	33,109	480	(141,262)	(2,171)	(25,419)	(426)
Class R-2E	11,486	176	4,391	64	(15,517)	(237)	360	3
Class R-3	168,608	2,559	80,895	1,173	(366,629)	(5,579)	(117,126)	(1,847)
Class R-4	124,190	1,886	76,174	1,107	(324,544)	(4,938)	(124,180)	(1,945)
Class R-5E	86,882	1,345	15,946	234	(245,134)	(3,770)	(142,306)	(2,191)
Class R-5	56,394	854	45,393	659	(260,073)	(3,959)	(158,286)	(2,446)
Class R-6	2,076,383	31,854	1,541,035	22,355	(1,952,331)	(29,560)	1,665,087	24,649
Total net increase (decrease)	$8,194,983	124,427	$7,042,362	102,092	$(14,602,156)	(220,978)	$635,189	5,541
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $37,031,002,000 and $47,295,022,000, respectively, during the year ended December 31, 2024.

19	Fundamental Investors

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
12/31/2024	$71.49	$.84	$15.57	$16.41	$(.92 )	$(6.26)	$(7.18)	$80.72	23.04%	$75,090	.58%	.58%	1.04%
12/31/2023	60.26	.83	14.55	15.38	(.84 )	(3.31)	(4.15)	71.49	25.88	65,454.60		.60	1.25
12/31/2022	75.96	.95	(13.65)	(12.70)	(.96 )	(2.04)	(3.00)	60.26	(16.67)	55,416.60		.60	1.48
12/31/2021	69.15	.96	14.18	15.14	(.94 )	(7.39)	(8.33)	75.96	22.49	70,646.59		.59	1.26
12/31/2020	62.02	.89	8.05	8.94	(1.03)	(.78 )	(1.81)	69.15	14.95	60,572.61		.61	1.48
Class C:
12/31/2024	71.05	.23	15.47	15.70	(.30 )	(6.26)	(6.56)	80.19	22.13	1,183	1.33	1.33	.29
12/31/2023	59.90	.32	14.47	14.79	(.33 )	(3.31)	(3.64)	71.05	24.93	1,196	1.35	1.35	.49
12/31/2022	75.51	.46	(13.56)	(13.10)	(.47 )	(2.04)	(2.51)	59.90	(17.30)	1,180	1.35	1.35	.71
12/31/2021	68.77	.38	14.11	14.49	(.36 )	(7.39)	(7.75)	75.51	21.59	1,723	1.34	1.34	.51
12/31/2020	61.66	.45	8.01	8.46	(.57 )	(.78 )	(1.35)	68.77	14.08	1,671	1.35	1.35	.76
Class T:
12/31/2024	71.45	1.05	15.56	16.61	(1.12)	(6.26)	(7.38)	80.68	23.36 [5]	— [6]	.33 [5]	.33 [5]	1.30 [5]
12/31/2023	60.22	1.01	14.55	15.56	(1.02)	(3.31)	(4.33)	71.45	26.22 [5]	— [6]	.32 [5]	.32 [5]	1.52 [5]
12/31/2022	75.93	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.22	(16.46)[5]	— [6]	.34 [5]	.34 [5]	1.73 [5]
12/31/2021	69.12	1.13	14.19	15.32	(1.12)	(7.39)	(8.51)	75.93	22.78 [5]	— [6]	.36 [5]	.36 [5]	1.49 [5]
12/31/2020	62.02	1.04	8.02	9.06	(1.18)	(.78 )	(1.96)	69.12	15.22 [5]	— [6]	.36 [5]	.36 [5]	1.74 [5]
Class F-1:
12/31/2024	71.44	.79	15.57	16.36	(.87 )	(6.26)	(7.13)	80.67	22.99	1,965.64		.64	.98
12/31/2023	60.22	.79	14.54	15.33	(.80 )	(3.31)	(4.11)	71.44	25.79	1,826.65		.65	1.20
12/31/2022	75.91	.91	(13.63)	(12.72)	(.93 )	(2.04)	(2.97)	60.22	(16.71)	1,640.65		.65	1.41
12/31/2021	69.10	.91	14.18	15.09	(.89 )	(7.39)	(8.28)	75.91	22.42	2,316.65		.65	1.20
12/31/2020	61.98	.87	8.03	8.90	(1.00)	(.78 )	(1.78)	69.10	14.89	2,522.65		.65	1.45
Class F-2:
12/31/2024	71.44	1.01	15.56	16.57	(1.09)	(6.26)	(7.35)	80.66	23.30	14,119.38		.38	1.25
12/31/2023	60.21	.97	14.55	15.52	(.98 )	(3.31)	(4.29)	71.44	26.16	12,357.38		.38	1.47
12/31/2022	75.91	1.09	(13.65)	(12.56)	(1.10)	(2.04)	(3.14)	60.21	(16.49)	10,345.39		.39	1.68
12/31/2021	69.11	1.12	14.17	15.29	(1.10)	(7.39)	(8.49)	75.91	22.73	14,149.38		.38	1.47
12/31/2020	62.00	1.02	8.03	9.05	(1.16)	(.78 )	(1.94)	69.11	15.20	11,567.39		.39	1.71
Class F-3:
12/31/2024	71.44	1.09	15.56	16.65	(1.17)	(6.26)	(7.43)	80.66	23.44	10,245.28		.28	1.35
12/31/2023	60.21	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.44	26.27	8,837.28		.28	1.57
12/31/2022	75.91	1.16	(13.65)	(12.49)	(1.17)	(2.04)	(3.21)	60.21	(16.39)	7,606.28		.28	1.80
12/31/2021	69.11	1.20	14.17	15.37	(1.18)	(7.39)	(8.57)	75.91	22.86	10,052.28		.28	1.58
12/31/2020	62.00	1.08	8.03	9.11	(1.22)	(.78 )	(2.00)	69.11	15.32	8,288.29		.29	1.81
Class 529-A:
12/31/2024	71.33	.81	15.53	16.34	(.89 )	(6.26)	(7.15)	80.52	22.98	4,146.62		.62	1.01
12/31/2023	60.13	.80	14.52	15.32	(.81 )	(3.31)	(4.12)	71.33	25.81	3,607.64		.64	1.21
12/31/2022	75.81	.93	(13.63)	(12.70)	(.94 )	(2.04)	(2.98)	60.13	(16.69)	3,061.63		.63	1.44
12/31/2021	69.02	.93	14.16	15.09	(.91 )	(7.39)	(8.30)	75.81	22.46	3,815.63		.63	1.22
12/31/2020	61.92	.86	8.02	8.88	(1.00)	(.78 )	(1.78)	69.02	14.88	3,219.65		.65	1.43
Refer to the end of the table for footnotes.

Fundamental Investors	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
12/31/2024	$71.50	$.20	$15.56	$15.76	$(.25 )	$(6.26)	$(6.51)	$80.75	22.07%	$76	1.38%	1.38%	.24%
12/31/2023	60.24	.29	14.56	14.85	(.28 )	(3.31)	(3.59)	71.50	24.87	81	1.40	1.40	.44
12/31/2022	75.90	.43	(13.63)	(13.20)	(.42 )	(2.04)	(2.46)	60.24	(17.34)	86	1.40	1.40	.66
12/31/2021	69.09	.35	14.17	14.52	(.32 )	(7.39)	(7.71)	75.90	21.52	133	1.38	1.38	.46
12/31/2020	61.90	.46	8.03	8.49	(.52 )	(.78 )	(1.30)	69.09	14.05	144	1.40	1.40	.78
Class 529-E:
12/31/2024	71.26	.62	15.51	16.13	(.69 )	(6.26)	(6.95)	80.44	22.70	106.86		.86	.77
12/31/2023	60.07	.64	14.51	15.15	(.65 )	(3.31)	(3.96)	71.26	25.52	96.87		.87	.97
12/31/2022	75.73	.78	(13.61)	(12.83)	(.79 )	(2.04)	(2.83)	60.07	(16.89)	82.87		.87	1.21
12/31/2021	68.96	.75	14.14	14.89	(.73 )	(7.39)	(8.12)	75.73	22.16	105.86		.86	.99
12/31/2020	61.85	.73	8.03	8.76	(.87 )	(.78 )	(1.65)	68.96	14.65	96.87		.87	1.23
Class 529-T:
12/31/2024	71.45	1.00	15.56	16.56	(1.07)	(6.26)	(7.33)	80.68	23.29 [5]	— [6]	.39 [5]	.39 [5]	1.24 [5]
12/31/2023	60.23	.97	14.54	15.51	(.98 )	(3.31)	(4.29)	71.45	26.11 [5]	— [6]	.39 [5]	.39 [5]	1.46 [5]
12/31/2022	75.93	1.08	(13.65)	(12.57)	(1.09)	(2.04)	(3.13)	60.23	(16.50)[5]	— [6]	.40 [5]	.40 [5]	1.67 [5]
12/31/2021	69.13	1.10	14.17	15.27	(1.08)	(7.39)	(8.47)	75.93	22.69 [5]	— [6]	.41 [5]	.41 [5]	1.44 [5]
12/31/2020	62.02	1.00	8.04	9.04	(1.15)	(.78 )	(1.93)	69.13	15.17 [5]	— [6]	.41 [5]	.41 [5]	1.68 [5]
Class 529-F-1:
12/31/2024	71.24	.95	15.51	16.46	(1.03)	(6.26)	(7.29)	80.41	23.21 [5]	— [6]	.45 [5]	.45 [5]	1.18 [5]
12/31/2023	60.06	.91	14.51	15.42	(.93 )	(3.31)	(4.24)	71.24	26.02 [5]	— [6]	.46 [5]	.46 [5]	1.39 [5]
12/31/2022	75.73	1.04	(13.62)	(12.58)	(1.05)	(2.04)	(3.09)	60.06	(16.56)[5]	— [6]	.46 [5]	.46 [5]	1.61 [5]
12/31/2021	68.95	1.06	14.16	15.22	(1.05)	(7.39)	(8.44)	75.73	22.68 [5]	— [6]	.45 [5]	.45 [5]	1.40 [5]
12/31/2020	61.85	.97	8.05	9.02	(1.14)	(.78 )	(1.92)	68.95	15.19 [5]	— [6]	.42 [5]	.42 [5]	1.66 [5]
Class 529-F-2:
12/31/2024	71.47	1.01	15.57	16.58	(1.09)	(6.26)	(7.35)	80.70	23.31	451.37		.37	1.26
12/31/2023	60.24	.98	14.55	15.53	(.99 )	(3.31)	(4.30)	71.47	26.14	354.37		.37	1.48
12/31/2022	75.95	1.10	(13.66)	(12.56)	(1.11)	(2.04)	(3.15)	60.24	(16.48)	265.38		.38	1.71
12/31/2021	69.14	1.12	14.17	15.29	(1.09)	(7.39)	(8.48)	75.95	22.73	303.39		.39	1.47
12/31/2020[7,8]	59.63	.19	9.87	10.06	(.55 )	—	(.55 )	69.14	16.87 [9]	231	.07 [9]	.07 [9]	.29 [9]
Class 529-F-3:
12/31/2024	71.47	1.04	15.57	16.61	(1.12)	(6.26)	(7.38)	80.70	23.34	— [6]	.33	.33	1.29
12/31/2023	60.24	1.00	14.55	15.55	(1.01)	(3.31)	(4.32)	71.47	26.19	— [6]	.33	.33	1.52
12/31/2022	75.95	1.12	(13.66)	(12.54)	(1.13)	(2.04)	(3.17)	60.24	(16.45)	— [6]	.34	.34	1.74
12/31/2021	69.13	1.16	14.19	15.35	(1.14)	(7.39)	(8.53)	75.95	22.81	— [6]	.35	.33	1.52
12/31/2020[7,8]	59.63	.20	9.86	10.06	(.56 )	—	(.56 )	69.13	16.88 [9]	— [6]	.09 [9]	.06 [9]	.30 [9]
Class R-1:
12/31/2024	71.04	.21	15.46	15.67	(.28 )	(6.26)	(6.54)	80.17	22.08	96	1.36	1.36	.26
12/31/2023	59.90	.32	14.46	14.78	(.33 )	(3.31)	(3.64)	71.04	24.90	94	1.36	1.36	.48
12/31/2022	75.51	.45	(13.56)	(13.11)	(.46 )	(2.04)	(2.50)	59.90	(17.30)	84	1.37	1.37	.70
12/31/2021	68.77	.36	14.11	14.47	(.34 )	(7.39)	(7.73)	75.51	21.55	114	1.37	1.37	.48
12/31/2020	61.65	.42	8.02	8.44	(.54 )	(.78 )	(1.32)	68.77	14.05	113	1.39	1.39	.71
Refer to the end of the table for footnotes.

21	Fundamental Investors

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
12/31/2024	$70.92	$.21	$15.44	$15.65	$(.29 )	$(6.26)	$(6.55)	$80.02	22.09%	$730	1.36%	1.36%	.26%
12/31/2023	59.81	.31	14.44	14.75	(.33 )	(3.31)	(3.64)	70.92	24.90	665	1.37	1.37	.48
12/31/2022	75.41	.44	(13.55)	(13.11)	(.45 )	(2.04)	(2.49)	59.81	(17.32)	587	1.39	1.39	.68
12/31/2021	68.70	.37	14.08	14.45	(.35 )	(7.39)	(7.74)	75.41	21.54	792	1.37	1.37	.48
12/31/2020	61.61	.43	8.01	8.44	(.57 )	(.78 )	(1.35)	68.70	14.06	729	1.38	1.38	.72
Class R-2E:
12/31/2024	70.99	.44	15.45	15.89	(.52 )	(6.26)	(6.78)	80.10	22.44	97	1.07	1.07	.55
12/31/2023	59.86	.50	14.46	14.96	(.52 )	(3.31)	(3.83)	70.99	25.27	85	1.08	1.08	.77
12/31/2022	75.47	.63	(13.56)	(12.93)	(.64 )	(2.04)	(2.68)	59.86	(17.08)	71	1.09	1.09	.98
12/31/2021	68.75	.58	14.10	14.68	(.57 )	(7.39)	(7.96)	75.47	21.89	104	1.08	1.08	.77
12/31/2020	61.67	.60	8.01	8.61	(.75 )	(.78 )	(1.53)	68.75	14.39	99	1.08	1.08	1.01
Class R-3:
12/31/2024	71.26	.57	15.51	16.08	(.64 )	(6.26)	(6.90)	80.44	22.63	1,625.92		.92	.70
12/31/2023	60.07	.60	14.52	15.12	(.62 )	(3.31)	(3.93)	71.26	25.46	1,499.93		.93	.92
12/31/2022	75.73	.73	(13.61)	(12.88)	(.74 )	(2.04)	(2.78)	60.07	(16.94)	1,375.93		.93	1.13
12/31/2021	68.96	.70	14.14	14.84	(.68 )	(7.39)	(8.07)	75.73	22.08	1,898.93		.93	.92
12/31/2020	61.84	.70	8.03	8.73	(.83 )	(.78 )	(1.61)	68.96	14.58	1,851.93		.93	1.17
Class R-4:
12/31/2024	71.28	.81	15.51	16.32	(.88 )	(6.26)	(7.14)	80.46	22.98	1,395.62		.62	1.00
12/31/2023	60.09	.80	14.52	15.32	(.82 )	(3.31)	(4.13)	71.28	25.82	1,336.63		.63	1.22
12/31/2022	75.75	.92	(13.60)	(12.68)	(.94 )	(2.04)	(2.98)	60.09	(16.69)	1,243.63		.63	1.43
12/31/2021	68.97	.92	14.16	15.08	(.91 )	(7.39)	(8.30)	75.75	22.45	1,821.63		.63	1.22
12/31/2020	61.87	.88	8.01	8.89	(1.01)	(.78 )	(1.79)	68.97	14.92	1,847.63		.63	1.47
Class R-5E:
12/31/2024	71.30	.97	15.52	16.49	(1.05)	(6.26)	(7.31)	80.48	23.23	286.42		.42	1.21
12/31/2023	60.10	.90	14.55	15.45	(.94 )	(3.31)	(4.25)	71.30	26.07	223.43		.43	1.37
12/31/2022	75.77	1.04	(13.61)	(12.57)	(1.06)	(2.04)	(3.10)	60.10	(16.54)	319.45		.45	1.60
12/31/2021	68.99	1.10	14.14	15.24	(1.07)	(7.39)	(8.46)	75.77	22.71	551.42		.42	1.45
12/31/2020	61.90	.99	8.02	9.01	(1.14)	(.78 )	(1.92)	68.99	15.14	418.43		.43	1.67
Class R-5:
12/31/2024	71.55	1.05	15.59	16.64	(1.13)	(6.26)	(7.39)	80.80	23.35	810.32		.32	1.30
12/31/2023	60.30	1.00	14.58	15.58	(1.02)	(3.31)	(4.33)	71.55	26.21	752.33		.33	1.51
12/31/2022	76.02	1.12	(13.66)	(12.54)	(1.14)	(2.04)	(3.18)	60.30	(16.45)	782.33		.33	1.73
12/31/2021	69.19	1.15	14.21	15.36	(1.14)	(7.39)	(8.53)	76.02	22.81	1,186.33		.33	1.52
12/31/2020	62.08	1.06	8.03	9.09	(1.20)	(.78 )	(1.98)	69.19	15.25	1,253.33		.33	1.77
Class R-6:
12/31/2024	71.48	1.09	15.58	16.67	(1.17)	(6.26)	(7.43)	80.72	23.44	28,382.28		.28	1.35
12/31/2023	60.25	1.04	14.55	15.59	(1.05)	(3.31)	(4.36)	71.48	26.26	26,583.28		.28	1.57
12/31/2022	75.96	1.16	(13.66)	(12.50)	(1.17)	(2.04)	(3.21)	60.25	(16.39)	20,920.28		.28	1.80
12/31/2021	69.14	1.20	14.19	15.39	(1.18)	(7.39)	(8.57)	75.96	22.87	25,982.28		.28	1.58
12/31/2020	62.04	1.08	8.03	9.11	(1.23)	(.78 )	(2.01)	69.14	15.30	21,200.28		.28	1.80
Refer to the end of the table for footnotes.

Fundamental Investors	22

Financial highlights (continued)

	Year ended December 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[10]	28%	28%	27%	25%	48%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

23	Fundamental Investors

Report of Independent Registered Public Accounting Firm

To the shareholders of Fundamental Investors and the Board of Trustees of American Funds Fundamental Investors:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Fundamental Investors (the "Fund"), the fund constituting the American Funds Fundamental Investors, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
February 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

Fundamental Investors	24

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2024:
Long-term capital gains	$10,999,378,000
Qualified dividend income	100%
Section 163(j) interest dividends	$133,627,000
Corporate dividends received deduction	$1,433,952,000
U.S. government income that may be exempt from state taxation	$98,493,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

25	Fundamental Investors

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Fundamental Investors	26

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

27	Fundamental Investors

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Fundamental Investors	28

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Fundamental Investors

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: March 07, 2025

By   /s/ Hong T. Le

Hong T. Le,

Treasurer and Principal Financial Officer

Date: March 07, 2025